WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.3%
Education - 15.4%
Essex County, NJ, Improvement Authority Revenue:
CHF-Newark LLC, New Jersey Institute of Technology Student Housing Project, BAM	4.000%	8/1/46	$1,000,000	$1,196,082
CHF-Newark LLC, New Jersey Institute of Technology Student Housing Project, BAM	4.000%	8/1/51	1,500,000	1,785,109
Gloucester County, NJ, Improvement Authority Revenue:
Rowan University Fossil Park Student Center Projects, Series 2021, BAM	5.000%	7/1/36	1,500,000	1,943,018
Rowan University Fossil Park Student Center Projects, Series 2021, BAM	4.000%	7/1/46	725,000	852,473
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	2,000,000	2,313,861
New Jersey State EDA Revenue, Provident Group, Montclair Properties, State University Housing Project, Refunding, AGM	5.000%	6/1/42	5,000,000	6,010,119
New Jersey State EFA Revenue:
Series A	4.000%	7/1/50	1,000,000	1,150,800
Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,000,000	2,492,476
Stevens Institute of Technology, Series A	5.000%	7/1/47	2,750,000	3,212,626
New Jersey State Higher Education, Student Assistance Authority Revenue:
Series A, Refunding	5.000%	12/1/27	1,750,000	2,163,706
Series A, Refunding	5.000%	12/1/28	675,000	836,958
Subordinated, Series 1B	5.000%	12/1/44	1,080,000	1,143,362	(a)

Total Education				25,100,590

Health Care - 11.6%
New Jersey State EDA Revenue:
Bancroft Neurohealth Project, Refunding	5.000%	6/1/36	2,885,000	3,256,369
Bancroft Neurohealth Project, Refunding	5.000%	6/1/41	1,325,000	1,482,454
Crane’s Mill Project, Refunding	5.000%	1/1/49	2,000,000	2,315,467
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health	5.000%	7/1/39	1,750,000	2,133,984

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2021 Quarterly Report	1

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
St. Peter’s University Hospital, Refunding	6.250%	7/1/35	$3,000,000	$3,009,887
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	5,750,000	6,651,530

Total Health Care				18,849,691

Housing - 2.2%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,109,403
Provident Group, Kean Properties	5.000%	7/1/37	400,000	434,350
Provident Group, Kean Properties	5.000%	7/1/47	1,000,000	1,072,643

Total Housing				3,616,396

Industrial Revenue - 11.6%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	1,055,000	1,113,032	(a)
New Jersey State EDA Revenue, Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,000,000	2,100,727	(a)(b)(c)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	3,400,000	3,816,748	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	5,000,000	5,793,851	(a)
United Airlines Project	5.500%	6/1/33	2,000,000	2,186,184	(a)
Salem County, NJ, PCFA Revenue, Chambers Project, Series A, Refunding	5.000%	12/1/23	3,075,000	3,269,562	(a)
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	400,000	490,204

Total Industrial Revenue				18,770,308

Leasing - 38.3%
New Jersey State EDA Revenue:
School Facilities Construction, Series DDD	5.000%	6/15/42	10,000,000	11,976,692
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	7,000,000	7,518,501
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	1,000,000	1,161,980
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,271,943
New Jersey State EDA, Motor Vehicle Surcharge Revenue, Series A, Refunding	4.000%	7/1/32	6,500,000	7,348,886

See Notes to Schedule of Investments.

2	Western Asset New Jersey Municipals Fund 2021 Quarterly Report

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - continued
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding	5.000%	6/15/30	$4,000,000	$4,726,408
Federal Highway Reimbursement, Refunding, Series A	5.000%	6/15/24	1,000,000	1,132,249
Transportation Program, Series AA	5.000%	6/15/37	1,000,000	1,243,001
Transportation Program, Series AA	5.000%	6/15/37	2,000,000	2,490,992	(d)
Transportation Program, Series AA	5.250%	6/15/41	2,180,000	2,539,870
Transportation Program, Series AA	5.250%	6/15/43	2,000,000	2,493,988
Transportation Program, Series AA	4.000%	6/15/45	2,250,000	2,627,530
Transportation Program, Series AA	5.000%	6/15/45	3,015,000	3,468,982
Transportation Program, Series AA	5.000%	6/15/46	10,000,000	12,234,697

Total Leasing				62,235,719

Other - 0.1%
New Jersey State EDA Revenue:
Department of Human Services, Pooled Financing	5.000%	7/1/22	75,000	75,297
Department of Human Services, Pooled Financing	5.200%	7/1/32	137,000	137,556

Total Other				212,853

Power - 0.8%
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	500,000	486,250	*(e)
Series A	5.050%	7/1/42	80,000	77,800	*(e)
Series XX	5.250%	7/1/40	720,000	702,000	*(e)
Series ZZ, Refunding	5.250%	7/1/18	100,000	96,250	*(f)

Total Power				1,362,300

Special Tax Obligation 3.7%
New Jersey State EDA Revenue, Cigarette Tax, Refunding	5.000%	6/15/28	2,000,000	2,063,297
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	220,000	201,679
CAB, Restructured, Series A-1	0.000%	7/1/46	220,000	72,624
CAB, Restructured, Series A-1	0.000%	7/1/51	2,000,000	478,902
Restructured, Series A-1	4.550%	7/1/40	50,000	56,907
Restructured, Series A-1	5.000%	7/1/58	1,389,000	1,604,457
Restructured, Series A-2	4.329%	7/1/40	330,000	370,692

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2021 Quarterly Report	3

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - continued
Virgin Islands Public Finance Authority Revenue:
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	$975,000	$977,398
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	100,000	100,875

Total Special Tax Obligation				5,926,831

State General Obligation - 1.9%
New Jersey State, GO, Various Purpose	5.000%	6/1/27	2,500,000	2,921,133
Puerto Rico Commonwealth Public Improvement Bonds, GO, Series A, Refunding	5.000%	7/1/41	250,000	210,313	*(e)

Total State General Obligation				3,131,446

Transportation - 13.1%
Delaware River, PA & NJ, Port Authority Revenue:
Series A	5.000%	1/1/36	250,000	315,230
Series A	5.000%	1/1/37	1,200,000	1,509,637
New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,677,530	(a)
New Jersey State Turnpike Authority Revenue, Series B, Refunding	5.000%	1/1/40	5,955,000	7,361,505
Newark, NJ, Housing Authority Port Newark Marine Terminal Rental Revenue, Additional Newark Redevelopment Project, Refunding, NATL	5.250%	1/1/23	2,130,000	2,246,549
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	4,580,000	5,382,802
Consolidated Series 221	4.000%	7/15/50	1,500,000	1,757,982	(a)
Consolidated Series 226, Refunding	5.000%	10/15/41	750,000	952,417	(a)(d)

Total Transportation				21,203,652

Water & Sewer - 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	950,000	1,005,442

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $147,703,432)				161,415,228

See Notes to Schedule of Investments.

4	Western Asset New Jersey Municipals Fund 2021 Quarterly Report

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.9%
MUNICIPAL BONDS - 1.8%
Health Care - 1.8%
New Jersey State Health Care Facilities Financing Authority Revenue:
Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.020%	7/1/33	$200,000	$200,000	(g)(h)
Series D, LOC - TD Bank N.A.	0.010%	7/1/43	2,600,000	2,600,000	(g)(h)
Virtua Health Inc., Series E, LOC - TD Bank N.A.	0.010%	7/1/43	200,000	200,000	(g)(h)

TOTAL MUNICIPAL BONDS (Cost - $3,000,000)				3,000,000

			SHARES
MONEY MARKET FUNDS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $92,685)	0.010%		92,685	92,685	(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,092,685)				3,092,685

TOTAL INVESTMENTS - 101.2% (Cost - $150,796,117)				164,507,913
Liabilities in Excess of Other Assets - (1.2)%				(1,885,261)

TOTAL NET ASSETS - 100.0%				$162,622,652

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2021 Quarterly Report	5

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	The coupon payment on this security is currently in default as of June 30, 2021.

(f)	The maturity principal is currently in default as of June 30, 2021.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $92,685 and the cost was $92,685 (Note 2).

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Western Asset New Jersey Municipals Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New Jersey Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

7

Notes to Schedule of Investments (unaudited) (cont’d)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$161,415,228	—	$161,415,228
Short-Term Investments†:
Municipal Bonds	—	3,000,000	—	3,000,000
Money Market Funds	$92,685	—	—	92,685
Total Short-Term Investments	92,685	3,000,000	—	3,092,685

Total Investments	$92,685	$164,415,228	—	$164,507,913

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2021. The following transactions were effected in such company for the period ended June 30, 2021.

	Affiliate Value at March 31, 2021	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$58,864	$848,904	848,904	$815,083	815,083	—	$1	—	$92,685

9